Note 25 - Post-employment and other employee benefit commitments. Defined Benefit Commitments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Defined Benefit At The Beginning [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	€ 7,585,000,000		€ 8,384,000,000		€ 8,851,000,000
Defined Benefit At The Beginning [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	2,839,000,000		3,006,000,000		3,022,000,000
Defined Benefit At The Beginning [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	4,746,000,000		5,378,000,000		5,829,000,000
Current Service Cost Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	53,000,000		61,000,000		64,000,000
Current Service Cost Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Current Service Cost Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	53,000,000		61,000,000		64,000,000
Interest Expense Income Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	304,000,000		292,000,000		290,000,000
Interest Expense Income Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	242,000,000		217,000,000		223,000,000
Interest Expense Income Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	62,000,000		76,000,000		68,000,000
Contributions To Plan Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	4,000,000		4,000,000		4,000,000
Contributions To Plan Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	4,000,000		3,000,000		4,000,000
Contributions To Plan Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		1,000,000		0
Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	65,000,000		103,000,000		25,000,000
Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(65,000,000)		(103,000,000)		(25,000,000)
Past Service Cost Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	210,000,000	[1]	109,000,000	[2]	231,000,000	[3]
Past Service Cost Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0	[1]	0	[2]	0	[3]
Past Service Cost Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	210,000,000	[1]	109,000,000	[2]	231,000,000	[3]
Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	783,000,000		(263,000,000)		331,000,000
Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	454,000,000		(286,000,000)		161,000,000
Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	329,000,000		21,000,000		171,000,000
Return On Plan Assets Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0	[4]	0	[5]	0	[6]
Return On Plan Assets Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	454,000,000	[4]	(286,000,000)	[5]	161,000,000	[6]
Return On Plan Assets Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(454,000,000)	[4]	286,000,000	[5]	(161,000,000)	[6]
Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(15,000,000)		14,000,000		100,000,000
Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(15,000,000)		14,000,000		100,000,000
Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	688,000,000		(274,000,000)		220,000,000
Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	688,000,000		(274,000,000)		220,000,000
Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	110,000,000		(3,000,000)		12,000,000
Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	110,000,000		(3,000,000)		12,000,000
Benefit payments defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(905,000,000)		(979,000,000)		(1,029,000,000)
Benefit payments defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(187,000,000)		(200,000,000)		(169,000,000)
Benefit payments defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(718,000,000)		(779,000,000)		(861,000,000)
Settlement payments defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Settlement payments defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Settlement payments defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Business combinations and disposalsdefined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Business combinations and disposalsdefined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Business combinations and disposalsdefined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Effect on changes in foreign exchange rates defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	63,000,000		(31,000,000)		(278,000,000)
Effect on changes in foreign exchange rates defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	69,000,000		(9,000,000)		(258,000,000)
Effect on changes in foreign exchange rates defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	(6,000,000)		(22,000,000)		(19,000,000)
Defined Benefit Transformation | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		(82,000,000)
Defined Benefit Transformation | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		0
Defined Benefit Transformation | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	0		0		(82,000,000)
Other effects defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	19,000,000		10,000,000		(1,000,000)
Other effects defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	6,000,000		6,000,000		(1,000,000)
Other effects defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	13,000,000		4,000,000		0
Defined benefit at the end Member [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	8,116,000,000		7,585,000,000		8,384,000,000
Defined benefit at the end Member [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	3,493,000,000		2,840,000,000		3,006,000,000
Defined benefit at the end Member [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	4,623,000,000		4,745,000,000		5,378,000,000
Of Which Spain [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	4,592,000,000		4,807,000,000		5,442,000,000
Of Which Spain [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	266,000,000		260,000,000		320,000,000
Of Which Spain [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	4,326,000,000		4,547,000,000		5,122,000,000
Of Which Mexico [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	2,231,000,000		1,615,000,000		1,661,000,000
Of Which Mexico [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	2,124,000,000		1,587,000,000		1,602,000,000
Of Which Mexico [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	107,000,000		28,000,000		60,000,000
Of Which United States [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	375,000,000		326,000,000		360,000,000
Of Which United States [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	323,000,000		287,000,000		309,000,000
Of Which United States [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	52,000,000		39,000,000		51,000,000
Of Which Turkey [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	444,000,000		422,000,000		520,000,000
Of Which Turkey [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	359,000,000		339,000,000		424,000,000
Of Which Turkey [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	€ 86,000,000		€ 83,000,000		€ 96,000,000

[1]	(1) Including gains and losses arising from settlements.
[2]	(1) Including gains and losses arising from settlements.
[3]	(1) Including gains and losses arising from settlements.
[4]	(2) Excluding interest, which is recorded under "Interest income or expense".
[5]	(2) Excluding interest, which is recorded under "Interest income or expense".
[6]	(2) Excluding interest, which is recorded under "Interest income or expense".